FIRST AMERICAN FUNDS, INC.
                             PRIME OBLIGATIONS FUND
                                     CLASS Y

                         Supplement Dated April 1, 2000,
                      To Prospectus Dated December 1, 1999

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Replace the "Fees and Expenses" table on page 5 of the prospectus with the "Fees and Expenses" table below. The advisor is reducing the fee waiver for the current fiscal year.

FIRST AMERICAN FUNDS, INC.

PRIME OBLIGATIONS FUND
CLASS Y SHARES

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

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SHAREHOLDER FEES
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  MAXIMUM SALES CHARGE (LOAD)                                               None

  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
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  Management Fees                                                          0.40%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.11%
  TOTAL                                                                    0.51%
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(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights" for effective management fees after waivers. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.06)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.48%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

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  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


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   1 year                                                                   $ 52
   3 years                                                                  $164
   5 years                                                                  $285
  10 years                                                                  $640